SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Information Related to Consolidated Statements of Cash Flows

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Cash paid during the year:
Interest	¥2,675	¥1,637	¥1,741
Income taxes	20,988	34,994	34,889
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,557	¥1,003	¥804
Acquisitions of businesses:
Fair value of assets acquired	¥8,036	¥2,475	¥85,003
Fair value of liabilities assumed	(1,780)	(608)	(45,621)
Noncontrolling interests	(985)	—	—
Cash acquired	(942)	(422)	(3,928)

Subtotal	4,329	1,445	35,454

Additional payment for acquisitions of businesses in the past years	386	136	—

Total	¥4,715	¥1,581	¥35,454